Consolidated Statements of Changes in Invested Deficit / Shareholders’ (Deficit)/Equity ¥ in Thousands, $ in Thousands	ordinary shares Class A CNY (¥) shares	ordinary shares Class B CNY (¥) shares	Treasury stock Amount CNY (¥) shares	Additional paid-in capital CNY (¥) shares	Accumulated other comprehensive income/ (loss) CNY (¥) shares	Accumulated deficit CNY (¥) shares	Parent Company’s investment deficit CNY (¥) shares	Non- controlling interests CNY (¥) shares	Class A shares	Class B shares	CNY (¥) shares	USD ($) shares
Balance at Jun. 30, 2021							¥ (279,506)				¥ (279,506)
Balance (in Shares) at Jun. 30, 2021 | shares
Issuance of the Company’s shares upon the completion of the reorganization		¥ 32				(660,099)	(1,106)				(661,173)
Issuance of the Company’s shares upon the completion of the reorganization (in Shares) | shares	600,000	54,042,638
Share-based compensation				¥ 72,921			¥ 218,508				¥ 291,429
Parent Company’s contribution (in Shares) | shares							94,978				94,978	94,978
Dividend to Parent Company upon disposal of a subsidiary to shareholders							¥ (500)				¥ (500)
Re-designation of Class B ordinary shares to Class A ordinary shares of the Company	¥ 3	¥ (3)
Re-designation of Class B ordinary shares to Class A ordinary shares of the Company (in Shares) | shares	4,183,589	(4,183,589)
Accretion of the Company’s preferred shares				(2,987)							(2,987)
Net Income (loss)						(201,052)	(32,374)				(233,426)
Currency translation differences					1,839						1,839
Share-based awards to employees of related parties				10,365							10,365
Deemed dividends to Parent Company in connection with the share-based awards to employees of related parties				(10,365)							(10,365)
Balance at Jun. 30, 2022	¥ 3	¥ 29		69,934	1,839	(861,151)					(789,346)
Balance (in Shares) at Jun. 30, 2022 | shares	4,783,589	49,859,049
Issuance of ordinary shares upon Initial Public Offering (“IPO”)	¥ 7			235,455							235,462
Issuance of ordinary shares upon Initial Public Offering (“IPO”) (in Shares) | shares	9,750,000
Issuance of ordinary shares upon exercise of underwriters’ over-allotment option				9,984							9,984
Issuance of ordinary shares upon exercise of underwriters’ over-allotment option (in Shares) | shares	382,188
Automatic conversion of preferred shares into ordinary shares upon IPO	¥ 68			686,471							686,539
Automatic conversion of preferred shares into ordinary shares upon IPO (in Shares) | shares	100,843,631
Vesting of restricted shares		¥ 5		(5)
Share-based compensation				191,632							191,632
Accretion of the Company’s preferred shares				(22,379)							(22,379)
Capital contribution from non-controlling interests								2,250			2,250
Net Income (loss)						(108,537)		(115)			(108,652)
Currency translation differences					20,343						20,343
Deemed dividends to Parent Company in connection with the share-based awards to employees of related parties | $
Balance at Jun. 30, 2023	¥ 78	¥ 34		1,171,092	22,182	(969,688)		2,135			225,833
Balance (in Shares) at Jun. 30, 2023 | shares	115,759,408	49,859,049							115,759,408	49,859,049
Issuance of ordinary shares for share incentive plan	¥ 3		¥ (3)
Issuance of ordinary shares for share incentive plan (in Shares) | shares	3,835,647		(3,835,647)
Cancellation of ordinary shares
Cancellation of ordinary shares (in Shares) | shares	(9)
Repurchase of American depositary shares (“ADSs”)			¥ (118,498)								¥ (118,498)
Repurchase of American depositary shares (“ADSs”) (in Shares) | shares			(13,836,078)						13,836,078		4,681,353	4,681,353
Exercise of share options			¥ 9,244	(6,260)							¥ 2,984
Exercise of share options (in Shares) | shares			1,852,806
Share-based compensation				27,757							27,757
Disposal of non-controlling interests				(115)				(2,135)			(2,250)
Net Income (loss)						385,527					385,527	$ 53,050
Currency translation differences					(4,869)						(4,869)	(670)
Deemed dividends to Parent Company in connection with the share-based awards to employees of related parties | $
Balance at Jun. 30, 2024	¥ 81	¥ 34	¥ (109,257)	¥ 1,192,474	¥ 17,313	¥ (584,161)					¥ 516,484	$ 71,071
Balance (in Shares) at Jun. 30, 2024 | shares	119,595,046	49,859,049	(15,818,919)						103,776,127	49,859,049